PGIM Jennison Focused Value ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Aerospace & Defense 6.3%
Airbus SE (France), ADR	12,195	$704,261
Northrop Grumman Corp.	968	553,938
		1,258,199
Automobiles 3.2%
General Motors Co.	8,612	633,154
Banks 12.4%
Bank of America Corp.	9,322	500,125
JPMorgan Chase & Co.	2,991	936,422
M&T Bank Corp.	2,525	480,306
PNC Financial Services Group, Inc. (The)	2,861	545,650
		2,462,503
Biotechnology 2.3%
AbbVie, Inc.	2,000	455,400
Broadline Retail 2.9%
Amazon.com, Inc.*	2,492	581,184
Capital Markets 4.0%
Blackstone, Inc.	1,945	284,787
Goldman Sachs Group, Inc. (The)	613	506,362
		791,149
Chemicals 2.4%
Linde PLC	1,146	470,227
Consumer Staples Distribution & Retail 4.9%
Walmart, Inc.	8,866	979,782
Ground Transportation 2.7%
Union Pacific Corp.	2,289	530,659
Health Care Equipment & Supplies 2.1%
GE HealthCare Technologies, Inc.	5,147	411,709
Household Durables 3.9%
Toll Brothers, Inc.	5,490	767,667
Industrial Conglomerates 3.5%
3M Co.	4,089	703,513
Insurance 2.9%
MetLife, Inc.	7,641	584,995
Interactive Media & Services 7.8%
Alphabet, Inc. (Class A Stock)	3,270	1,046,989
Meta Platforms, Inc. (Class A Stock)	778	504,105
		1,551,094
Machinery 2.8%
Parker-Hannifin Corp.	650	560,105

PGIM Jennison Focused Value ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 7.5%
CenterPoint Energy, Inc.	14,831	$592,944
NiSource, Inc.	20,587	908,504
		1,501,448
Oil, Gas & Consumable Fuels 8.2%
Cheniere Energy, Inc.	1,863	388,361
Exxon Mobil Corp.	5,526	640,574
Shell PLC, ADR	8,250	608,602
		1,637,537
Pharmaceuticals 6.8%
AstraZeneca PLC (United Kingdom), ADR	5,009	464,434
Eli Lilly & Co.	541	581,829
Roche Holding AG, ADR	6,344	303,434
		1,349,697
Semiconductors & Semiconductor Equipment 8.2%
Advanced Micro Devices, Inc.*	2,831	615,828
Broadcom, Inc.	1,115	449,300
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	1,940	565,529
		1,630,657
Software 2.8%
Microsoft Corp.	1,145	563,351
Technology Hardware, Storage & Peripherals 1.9%
Dell Technologies, Inc. (Class C Stock)	2,868	382,448

Total Long-Term Investments (cost $15,723,450)		19,806,478

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $77,227)(wb)	77,227	77,227

TOTAL INVESTMENTS 99.9% (cost $15,800,677)		19,883,705
Other assets in excess of liabilities 0.1%		13,187

Net Assets 100.0%		$19,896,892

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2